DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

25. DISCONTINUED OPERATIONS

During the year ended December 31, 2011, the Company sold four vessels and determined that the sale of these vessels met the requirements as discontinued operations, which are reflected in the Company's consolidated statements of operations for all periods presented. In addition, as of December 31, 2011, the Company classified four vessels as “Assets held for sale”, which were also determined to have met the requirements as discontinued operations, which are reflected in the Company's consolidated statements of operations for all periods presented.

•	On August 12, 2011, in connection with the notices of events of default under the FBB Spartounta Loan Agreement and the FBB Prosperity Loan Agreement, the Company entered into a sale agreement for two vessels, the Newlead Prosperity and the Newlead Spartounta, with FBB. The sale of the Newlead Prosperity and the Newlead Spartounta was completed on September 13, 2011 and September 20, 2011, respectively, and the gain on the sale of these two vessels amounted to $4,931 and is included in Loss from discontinued operations.

•	On December 20, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale four LR1 product tanker vessels. The sale of two vessels, the Newlead Fortune and the Newlead Avra, was completed on December 22, 2011 for a net aggregate selling price of $63,758 and the gain on the sale of these two vessels amounted to $8,640 and is included in Loss from discontinued operations. As of December 31, 2011, the Newlead Compass and the Newlead Compassion were classified as assets held for sale and the sale was completed on January 31, 2012 for net aggregate selling price of $79,197.

•	On December 29, 2011, the Company signed a memorandum of agreement and on January 11, 2012 sold the Grand Ocean to an unrelated party for proceeds of approximately $8,150. As of December 31, 2011, Grand Ocean was classified as an asset held for sale, and was written down to its recoverable amount.

•	On October 21, 2011, the Company entered into an agreement with Prime Mountain Shipping Ltd in order to return the vessel Australia, in settlement of part of the vessel’s outstanding debt. As of December 31, 2011, the Australia was classified as an asset held for sale, and was written down to its recoverable amount.

From 2005 until 2010, the Company owned a number of container vessels, chartering them to its customers (the "Container Market"). The Container Market was fully discontinued as of December 31, 2010.

•	During 2008 and the first half of 2009, the Company sold three container vessels and a product tanker to unaffiliated purchasers for approximately $61,900. The gain on sale of these vessels was $7,985.

•	On January 7, 2010, the Company sold the Saronikos Bridge to an unrelated party for net proceeds of $5,348. The gain on the sale of the vessel amounted to $1,226. The Company paid 1% of the purchase price as sales commission to a brokerage firm, of which one of the former Company's directors is a shareholder (refer to Note 24). The Company also paid a 1% commission to two unrelated brokerage firms, respectively, as well as, a 1% address commission.

•	On January 20, 2010, the Company sold the MSC Seine to an unrelated party for net proceeds of $5,399. The gain on the sale of the vessel amounted to $1,271. The Company paid 1% of the purchase price as sales commission to a brokerage firm, of which one of the former Company's directors is a shareholder (refer to Note 24). The Company also paid a 1% commission to two unrelated brokerage firms, respectively, as well as, a 1% address commission.

 The following table represents the revenues and net loss from discontinued operations:

	Successor			Predecessor
			October 14,	January 1,
	Year Ended	Year Ended	2009 to	2009 to
	December 31,	December 31,	December 31,	October 13,
	2011	2010	2009	2009

Operating Revenues	$39,355	$46,015	$8,415	$30,800
Net loss	$(32,180)	$(9,063)	$(4,409)	$(58,684)

The reclassification to discontinued operations had no effect on the Company's previously reported consolidated net loss. In addition to the financial statements themselves, certain disclosures have been modified to reflect the effects of these reclassifications on those disclosures. The Company recorded an impairment charge on vessels in the amount of $30,426 for the year ended December 31, 2011 and an amount of $23,559 for the period from January 1, 2009 to October 13, 2009. No impairment loss was recognized for the year ended December 31, 2010 and for the period from October 13, 2009 to December 31, 2009.